                                                              File No. 33-33980
                                                              File No. 811-6067
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 24                                  [X]
                                  --
                         and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 25                                                 [X]
                   --

                          (Check appropriate box or boxes.)
                          DIMENSIONAL INVESTMENT GROUP INC.
                     --------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

          1299 Ocean Avenue, 11th Floor, Santa Monica CA         90401
          ----------------------------------------------         -----
         (Address of Principal Executive Office)              (Zip Code)

     Registrant's Telephone Number, including Area Code     (310) 395-8005
                                                            --------------

                    Irene R. Diamant, Vice President and Secretary
                        DFA Investment Dimensions Group Inc.,
            1299 Ocean Avenue, 11th Floor, Santa Monica, California  90401
            --------------------------------------------------------------
                       (Name and Address of Agent for Service)

Please send copies of all communications to:

                              Stephen W. Kline, Esquire
                        Stradley, Ronon, Stevens & Young, LLP
                            Great Valley Corporate Center
                               30 Valley Stream Parkway
                          Malvern, PA 19355, (610) 640-5801


It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b).
---
 X  on March 30, 1999 pursuant to paragraph (b)
---
    60 days after filing pursuant to paragraph (a)(1)
---
    on (date) pursuant to paragraph (a)(1)
---

    75 days after filing pursuant to paragraph (a)(2)
---
    on (date) pursuant to paragraph (a)(2) of Rule 485.
---

                                                              File No. 33-33980
                                                              File No. 811-6067
If appropriate, check the following box:

 X   This post-effective amendment designates a new effective date for a
---  previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.


                                   C O N T E N T S


This Post-Effective Amendment No. 24 to Registration File No. 33-33980 includes the following:


1.   Facing Page (1)

2.   Contents Page

3.   Part A - Prospectus (2)

4.   Part B - Statement of Additional Information (2)

5.   Part C - Other Information

6.   Signatures


(1) This Post-Effective Amendment relates to the Registrant's DFA International Value Portfolio series of shares.


(2) The Registrant's Prospectus and Statement of Additional Information related to the DFA International Value Portfolio series dated March 30, 1999 are incorporated into this filing by reference to the electronic filing of 1933 Act Post-Effective Amendment No. 52 to the Registration Statement of DFA Investment Dimensions Group, Inc. filed March 23, 1999 (File Nos. 2-73948/811-3258).

                          DIMENSIONAL INVESTMENT GROUP, INC.

                                        PART C
                                  OTHER INFORMATION

ITEM 23.  EXHIBITS.
          (a)  Articles of Incorporation.
               (1)  Form of Articles of Restatement.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          11/12 to the Registrant's
                                          Registration Statement on Form
                                          N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   December 15, 1995.

               (2)  Form of Articles Supplementary.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          16/17 to the Registrant's Registration
                                          Statement on Form N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   June 20, 1997.

               (3) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
                    *      Tax-Managed U.S. Marketwide Value
                                Portfolio II
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          21/22 to the Registrant's
                                          Registration Statement on Form
                                          N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   January 22, 1999.

          (b)  By-Laws.
               INCORPORATED HEREIN BY REFERENCE TO:
               Filing:          Post-Effective Amendment No. 18/19 to the
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     February 13, 1998.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  See Article Fifth of the Registrant's Articles of
                    Restatement.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:          Post-Effective Amendment No. 11/12 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     December 15, 1995.

          (d)  Investment Advisory Contracts.
               (1) Form of Investment Advisory Agreement between the Registrant and DFA re: the:
                    *      RWB/DFA Two-Year Corporate Fixed
                           Income Portfolio.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 17/18 to the Registration Statement of the registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                    Filing Date:  October 1, 1997.

               (2) Form of Investment Advisory Agreement between the Registrant and DFA re: the:
                    *      RWB/DFA Two-Year Government
                                Portfolio.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 17/18 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                    Filing Date:  October 1, 1997.

          (e)  Underwriting Contracts.
               (1) Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

          (f)  Bonus or Profit Sharing Contracts.
                           Not applicable.

          (g)  Custodian Agreements.
               (1)  Form of Custodian Agreement between the Registrant and

                    PNC Bank, N.A. (formerly Provident National Bank) INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

                    (i)    Addendum Number One.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          21/22 to the Registrant's
                                          Registration Statement on Form
                                          N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   January 22, 1999.

          (h)  Other Material Contracts.
               (1) Form of Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the "Transfer Agency Agreement")
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:          Post-Effective Amendment No. 19/20 to the
                                     Registrant's Registration Statement on Form
                                     N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

                    (i)    Addendum Number One to the Transfer
                           Agency Agreement
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          21/22 to the Registrant's
                                          Registration Statement on Form
                                          N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   January 22, 1999.

               (2)  Form of Administration and Accounting Services
                    Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the "Administration and Accounting Services Agreement") Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 19/20 to the

                                     Registrant's Registration Statement on Form
                                     N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

                    (i)    Addendum Number One to the Administration
                           and Accounting Services Agreement
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          21/22 to the Registrant's
                                          Registration Statement on Form
                                          N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   January 22, 1999.

               (3)  Administration Agreements between the Registrant and
                    DFA.
                    (i)    Form of Dated May 3, 1993 re: the:
                           *    DFA 6-10 Institutional Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (ii)   Form of Dated  December 1, 1993 re: the:
                           *    DFA International Value Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (iii)  Form of Dated July 1, 1994 re: the:
                           *    DFA International Value Portfolio II
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (iv)   Form of Dated January 1, 1994 re: the:

                           *    U.S. 6-10 Value Portfolio II
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (v)    Form of Dated July 1, 1994 re: the:
                           *    U.S. Large Cap Value Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (vi)   Form of Dated September 30, 1994 re: the:
                           *    DFA One-Year Fixed Income Portfolio II
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (vii)  Form of Dated December 20, 1994 re: the:
                           *    U.S. Large Cap Value Portfolio III
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (viii) Form of Dated December 20, 1994 re: the:
                           *    DFA International Value Portfolio III
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 19/20 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  March 3, 1998.

                    (ix)   Form of Dated March 1, 1996 re: the:

                           *    RWB/DFA U.S. High Book to Market
                           Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 12/13/ to the Registration Statement of Registrant on Form N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  December 15, 1995.

                    (x)    Form of Dated March 1, 1996 re: the:
                           *    RWB/DFA Two-Year Corporate Fixed
                           Income Portfolio.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  December 15, 1995.

                    (xi)   Form of Dated March 1, 1996 re: the:
                           *    RWB/DFA Two-Year Government
                           Portfolio.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form
                           N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  December 15, 1995.

                    (xii)  Form of Dated July, 1997 re: the:
                           *    DFA International Value Portfolio IV
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  June 20, 1997.

                    (xiii) Form of Dated July, 1997 re: the:
                           *    Emerging Markets Portfolio II.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                           File Nos.:  33-33980 and 811-6067.
                           Filing Date:  June 20, 1997.

                    (xiv)  Dated December 8, 1998 re: the:
                           *    Tax-Managed U.S. Marketwide Value
                                Portfolio II
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          21/22 to the Registrant's
                                          Registration Statement on Form
                                          N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   January 22, 1999.

               (4)  Client Service Agreements.
                    (i)    Form of re: the:
                           *    RWB/DFA Two-Year Corporate Fixed
                                Income Portfolio.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          12/13 Registrant's Registration
                                          Statement on Form N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   December 15, 1995.

                    (ii)   Form of re: the:
                           *    RWB/DFA Two-Year Government
                                     Portfolio.
                           INCORPORATED BY REFERENCE TO:
                           Filing:        Post-Effective Amendment No.
                                          12/13 Registrant's Registration
                                          Statement on Form N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   December 15, 1995.

                    (iii)  Form of re: the:
                           *    RWB/DFA U.S. High Book-to-Market
                                Portfolio.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment
                                          No. 12/13 to the Registrant's
                                          Registration Statement
                                          on Form N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   December 15, 1995.

               (5)  Form of Facility Agreement with DFA.
                    Previously filed with this registration statement and incorporated herein by reference.

               (6) Form of Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the
                    Registrant re: the:
                    *      U.S. Small Cap Portfolio II;
                    *      U.S. Large Cap Portfolio II; and
                    *      DFA International Value Portfolio II
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:          Post-Effective Amendment No.
                                     19/20 to Registrant's Registration
                                     Statement on Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     March 3, 1998.

               (7) Form of Client Service Agreements between Reinhardt, Werba, Bowen, Inc. ("RWB") and the Registrant.
                    (i)    Dated March 13, 1996 re: the:
                    *      RWB/DFA Two-Year Government
                           Portfolio.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment
                                          No. 19/20 to Registrant's
                                          Registration Statement on
                                          Form N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   March 3, 1998.

                    (ii)   Dated March 13, 1996 re: the:
                           *    RWB/DFA Two-Year Corporate
                                          Fixed Income Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment
                                          No. 19/20 to Registrant's
                                          Registration Statement on
                                          Form N-1A.
                           File Nos.:     33-33980 and 811-6067.
                           Filing Date:   March 3, 1998.

                    (iii)  Dated March 13, 1996 re: the:
                           *    RWB/DFA U.S. High Book to
                                          Market Portfolio.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:        Post-Effective Amendment
                                          No. 19/20 to Registrant's

                                               Registration Statement on
                                               Form N-1A.
                                File Nos.:     33-33980 and 811-6067.
                                Filing Date:   March 3, 1998.

          (i)  Legal Opinion.
               INCORPORATED HEREIN BY REFERENCE TO:
               Filing:          Post-Effective Amendment No.
                                21/22 to the Registrant's
                                Registration Statement on Form
                                N-1A.
               File Nos.:       33-33980 and 811-6067.
               Filing Date:     January 22, 1999.

          (j)  Other Opinions.
               (1)  Consent of PricewaterhouseCoopers LLP
                    IS ELECTRONICALLY FILED HEREWITH
                    AS EXHIBIT EX-99.b1.

          (k)  Omitted Financial Statements.
               Not applicable.

          (l)  Initial Capital Agreements.
               Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

          (m)  Rule 12b-1 Plan.
               Not applicable.

          (n)  Financial Data Schedule.
               IS ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-27.

          (o)  Rule 18f-3 Plan.
               Not Applicable.

          (p)  Powers-of-Attorney.
               (1) On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael
                    T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys-in-fact. Incorporated herein by reference to:
                    Filing:          Post-Effective Amendment No. 17/18 to the

                                     Registrant's Registration Statement
                                     on Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     October 1, 1997.

               (2)  On behalf of DFA Investment Trust Company, dated July
                    18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L.
                    Newell and Stephen W. Kline, Esquire as attorneys-in-fact. INCORPORATED HEREIN BY REFERENCE TO:
                    Filing:          Post-Effective Amendment No. 17/18 to the
                                     Registrant's Registration Statement
                                     on Form N-1A.
                    File Nos.:       33-33980 and 811-6067.
                    Filing Date:     October 1, 1997.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          None.

ITEM 25.  INDEMNIFICATION.
          (a) Reference is made to Section 1 of Article Ten of the Registrant's By-Laws (as approved through 12/20/95), incorporated herein by reference, which provides for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:
          (1) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:
               (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection
                    (b)(1) of such section; and
               (ii) provided, that the Corporation shall not indemnify any
                    Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (2) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

          (3) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

     (b) Registrant's Articles of Incorporation, which are incorporated herein by reference, provide the following under Article Seventh:
          (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          (2) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
          (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Drive, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Funds Inc. and DFA Investment Dimensions Group Inc.
               The Advisor also serves as sub-advisor for certain other registered investment companies.

               The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

               Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS.
          (a) Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.
               Not applicable.
          (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.
          (c) Commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant. Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
          The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

          Name                                      Address
          ----                                      -------
          DFA Investment Dimensions Group Inc.      1299 Ocean Avenue
                                                    11th Floor
                                                    Santa Monica, CA  90401

          PFPC Inc.                                 400 Bellevue Parkway,
                                                    Wilmington, DE 19809.

ITEM 29.  MANAGEMENT SERVICES.
          None.

ITEM 30.  UNDERTAKINGS.
          Not applicable.

                                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 24/25 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 22nd day of March, 1999.


                         DIMENSIONAL INVESTMENT GROUP INC.
                                   (Registrant)

                         By:  David G. Booth*
                              David G. Booth, President
                              (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 24/25 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                         Date
David G. Booth*                    Director and                  March 22, 1999
David G. Booth                     Chairman-Chief
                                   Executive Officer

Rex A. Sinquefield*                Director and                  March 22, 1999
Rex A. Sinquefield                 Chairman-Chief
                                   Investment Officer

Michael T. Scardina*               Chief Financial               March 22, 1999
Michael T. Scardina                Officer, Treasurer
                                   and Vice President

George M. Constantinides*          Director                      March 22, 1999
George M. Constantinides

John P. Gould*                     Director                      March 22, 1999
John P. Gould

Roger G. Ibbotson*                 Director                      March 22, 1999
Roger G. Ibbotson

Merton H. Miller*                  Director                      March 22, 1999
Merton H. Miller

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 23rd day of March, 1999.

                                   THE DFA INVESTMENT TRUST COMPANY
                                   (Registrant)

                                   By:  David G. Booth*
                                        David G. Booth, President
                                        (Signature and Title)

The undersigned Directors and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 24/25 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature                          Title                         Date
David G. Booth*                    Director and                  March 23, 1999
David G. Booth                     Chairman-Chief
                                   Executive Officer

Rex A. Sinquefield*                Director and                  March 23, 1999
Rex A. Sinquefield                 Chairman-Chief
                                   Investment Officer

Michael T. Scardina*               Chief Financial               March 23, 1999
Michael T. Scardina                Officer, Treasurer
                                   and Vice President

George M. Constantinides*          Director                      March 23, 1999
George M. Constantinides

John P. Gould*                     Director                      March 23, 1999
John P. Gould

Roger G. Ibbotson*                 Director                      March 23, 1999
Roger G. Ibbotson

Merton H. Miller*                  Director                      March 23, 1999
Merton H. Miller

Myron S. Scholes*                  Director                      March 23, 1999
Myron S. Scholes

     * By:  Irene R. Diamant
            Irene R. Diamant
            Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                    EXHIBIT INDEX

N-1A                EDGAR
Exhibit No.         Exhibit No.         Description

23(j)               EX-99.b1            Consent of PricewaterhouseCoopers LLP

23(n)               EX-27               Financial Data Schedule